Fair value of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated fair value of the financial instruments not carried at fair value	Estimated fair value of financial instruments not carried at fair value on the balance sheet

	Jun 30, 2026		Dec 31, 2025
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	131,899	131,899	164,659	164,659
Interbank balances (w/o central banks)	8,546	8,546	6,962	6,962
Central bank funds sold and securities purchased under resale agreements	44,138	44,154	37,509	37,535
Securities borrowed	6	6	6	6
Loans	489,960	475,840	478,214	466,128
Other financial assets	177,564	176,823	158,129	157,433

Financial liabilities:
Deposits	700,894	700,664	694,580	694,445
Central bank funds purchased and securities sold under repurchase agreements	3,691	3,691	4,177	4,173
Securities loaned	2	2	2	2
Other short-term borrowings	24,850	24,853	18,204	18,211
Other financial liabilities	131,562	131,562	123,451	123,451
Long-term debt	111,352	112,133	114,754	115,463
Trust preferred securities	283	292	283	297